CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash	$ 7,105,085	$ 4,283,794
Due from related parties	$ 198,611	$ 2,197
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 40,621,387	$ 27,514,785
Non-current assets
TOTAL ASSETS	41,101,177	27,870,927
LIABILITIES	13,479,281	9,236,240
Commitment and contingencies
Shareholders' equity
Additional paid-in capital	10,420,096	5,346,674
Retained earnings	17,575,571	13,720,353
Accumulated other comprehensive loss	(1,284,329)	(1,176,124)
Total shareholders' equity	27,621,896	18,634,687	$ 14,819,761	$ 9,852,991
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	41,101,177	27,870,927
Class A
Shareholders' equity
Ordinary shares	2,226	2,082
Class B
Shareholders' equity
Ordinary shares	118	$ 118
Parent company | Reportable legal entity
Current assets
Cash	556,346
Due from related parties	$ 15,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 571,346
Non-current assets
Investment in subsidiaries and VIEs	27,608,141	$ 18,634,687
TOTAL ASSETS	28,179,487	18,634,687
LIABILITIES	557,591
Commitment and contingencies
Shareholders' equity
Additional paid-in capital	10,420,096	5,346,674
Retained earnings	18,483,785	14,461,937
Accumulated other comprehensive loss	(1,284,329)	(1,176,124)
Total shareholders' equity	27,621,896	18,634,687
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	28,179,487	18,634,687
Parent company | Reportable legal entity | Class A
Shareholders' equity
Ordinary shares	2,226	2,082
Parent company | Reportable legal entity | Class B
Shareholders' equity
Ordinary shares	$ 118	$ 118